Stock-Based Compensation Plans (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding - Number of Options	1,551	1,551	204
Outstanding - Weighted Average Remaining Contractual Life (Years)	6 years 1 month 6 days	6 years 6 months 25 days
Options Outstanding, Weighted Average Exercise Price	$ 10.56	$ 10.56	$ 11.36
Exercisable - Number of Options	675	675
Option Exercisable - Weighted Average Exercise Price	$ 10.56	$ 10.56
Stock Option One [Member]
Options Outstanding, Range Of Exercise Prices Lower Limit		$ 8.80
Options Outstanding, Range Of Exercise Prices Upper Range Limit		$ 9.60
Outstanding - Number of Options		105
Outstanding - Weighted Average Remaining Contractual Life (Years)		7 years 7 months 20 days
Options Outstanding, Weighted Average Exercise Price		$ 8.80
Exercisable - Number of Options		50
Option Exercisable - Weighted Average Exercise Price		$ 8.96
Stock Option Two [Member]
Options Outstanding, Range Of Exercise Prices Lower Limit		$ 9.76
Options Outstanding, Range Of Exercise Prices Upper Range Limit		$ 33.60
Outstanding - Number of Options		1,446
Outstanding - Weighted Average Remaining Contractual Life (Years)		6 years 6 months
Options Outstanding, Weighted Average Exercise Price		$ 10.72
Exercisable - Number of Options		624
Option Exercisable - Weighted Average Exercise Price		$ 10.72
Stock Option Three [Member]
Options Outstanding, Range Of Exercise Prices Lower Limit		$ 38.56
Options Outstanding, Range Of Exercise Prices Upper Range Limit		$ 1,200.00
Outstanding - Number of Options		6
Outstanding - Weighted Average Remaining Contractual Life (Years)		4 years 3 months 22 days
Options Outstanding, Weighted Average Exercise Price		$ 433.76
Exercisable - Number of Options		0
Option Exercisable - Weighted Average Exercise Price		$ 433.76